Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 3,163	$ 546,210	$ 25,000
Prepaid expenses	41,580	9,082
Short-term prepaid insurance	107,033	156,000
Total Current Assets	151,776	711,292	25,000
Deferred offering costs			54,510
Long-term prepaid insurance		29,033
Marketable securities held in Trust Account	37,022,036	117,254,670
TOTAL ASSETS	37,173,812	117,994,995	79,510
Current Liabilities
Accounts payable and accrued expenses	1,962,588	153,405
Accrued offering costs	205,000	301,797	55,000
Excise tax payable	824,985
Promissory note – related party		19,700
Income taxes payable	481,374	206,393
Total Current Liabilities	3,473,947	681,295	55,000
Deferred underwriting fee payable	4,025,000	4,025,000
TOTAL LIABILITIES	7,498,947	4,706,295	55,000
Commitments and Contingencies (Note 6)
Common Stock subject to possible redemption, 3,492,647 and 11,500,000 shares at redemption value of $10.37 and $10.16 per share as of June 30, 2023 and December 31, 2022, respectively	36,207,414	116,826,168
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value; 100,000,000 shares authorized; 3,132,500 shares issued and outstanding, excluding 3,492,647 and 11,500,000 shares subject to possible redemption as of June 30, 2023 and December 31, 2022, respectively	313	313	288
Additional paid-in capital			24,712
Accumulated deficit	(6,532,862)	(3,537,781)	(490)
TOTAL STOCKHOLDERS’ DEFICIT	(6,532,549)	(3,537,468)	24,510
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 37,173,812	$ 117,994,995	$ 79,510